Expenses for shipping activities (Tables)	6 Months Ended
Jun. 30, 2018
Analysis of income and expense [abstract]
Schedule of Voyage Expenses and Commissions

Voyage expenses and commissions

	For the six month period ended

(in thousands of USD)	June 30, 2018	June 30, 2017

Voyage related expenses	(43,535)	(29,571)
Commissions paid	(2,742)	(2,712)
Total voyage expenses and commissions	(46,277)	(32,283)

Schedule of Vessel Operating Expenses
Vessel operating expenses

	For the six month period ended

(in thousands of USD)	June 30, 2018	June 30, 2017

Operating expenses	(71,456)	(73,105)
Insurance	(7,414)	(5,383)
Total vessel operating expenses	(78,870)	(78,488)

Schedule of Charter Hire Expenses	Charter hire expenses

	For the six month period ended

(in thousands of USD)	June 30, 2018	June 30, 2017

Charter hire	—	(62)
Bare boat hire	(15,432)	(15,423)
Total charter hire expenses	(15,432)	(15,485)

Disclosure of General and Administrative Expenses

	For the six month period ended

(in thousands of USD)	June 30, 2018	June 30, 2017

Wages and salaries	(7,929)	(5,772)
Social security costs	(1,863)	(1,144)
Provision for employee benefits	(319)	(310)
Equity-settled share-based payments	(37)	(161)
Other employee benefits	(1,836)	(1,101)
Employee benefits	(11,984)	(8,488)

Administrative expenses	(17,083)	(11,196)
Tonnage Tax	(2,086)	(2,693)
Claims	—	(32)
Provisions	3	58

Total general and administrative expenses	(31,150)	(22,351)